Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (1,782)	$ (25,850)
Changes in operating assets and liabilities:
Deferred offering cost	(114,670)	(8,080)
Deferred Offering cost payable	20,939
Accounts payable	1,761	23,967
Net cash used in operating activities	(93,752)	(9,963)
Cash flows from financing activities
Promissory note	125,000
Founder share issuance	25,000
Net cash provided by Financing activities	150,000
Net increase in cash	56,248	(9,963)
Cash at beginning of period		56,248
Cash at end of period	56,248	46,285
Supplemental disclosure for non-cash financing activities:
Accrual of offering costs	$ 114,670	$ 122,750